Changes in the Group structure - Major business combinations, Maersk Oil (Details) - Mar. 08, 2018 - Maersk Oil $ in Millions	€ / shares	USD ($) EquityInstruments
Major business combinations
Purchase consideration		$ 5,741
Fair value of equity interest issued in consideration		$ 5,585
Shares issued in consideration | EquityInstruments		97,522,593
Market price of shares issued as consideration (in Euros per share) | € / shares	€ 46.11
Price adjustments paid on closing		$ 156
Provisional fair value of identifiable acquired assets, liabilities and contingent liabilities		3,113
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill		2,628
Intangible assets		4,227
Tangible assets		4,033
Other assets and liabilities		(3,223)
Including provision for site restitution		(2,100)
Including deferred tax		(675)
Net debt		(1,924)
Fair value of consideration transferred		$ 5,741